Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of Concentration Risks

During the years ended March 31, 2025, 2024 and 2023, there were six, two and four customers generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the years ended March 31,
	2025	2024	2023

Customer A	18.2%	0%	0%
Customer B	15.0%	62.2%	15.7%
Customer C	14.6%	5.0%	0%
Customer D	13.7%	13.3%	14.9%
Customer E	13.4%	3.3%	0%
Customer F	10.4%	6.2%	42.1%
Customer G	0%	0.6%	15.4%

As of March 31, 2025 and 2024, accounts receivable due from these customers, and there were three and two accounts receivable which accounted for over 10% of the total consolidated accounts receivable, respectively. The details are as follows:

	As of March 31,
	2025	2024

Customer D	44.1%	5.9%
Customer A	14.4%	0%
Customer F	19.0%	6.9%
Customer H	1.6%	47.6%
Customer C	6.9%	19.3%

During the years ended March 31, 2025, 2024 and 2023, there were no supplier accounted for over 10% of the total purchases for that year, respectively.

As of March 31, 2025 and 2024, there were zero and one supplier which accounted for over 10% of the total consolidated accounts payable, respectively. The details are as follows:

	As of March 31,
	2025	2024
Supplier A	0%	12.0%

Schedule of Interest Rate Risk

The following table details the interest rate risk profile of the Company’s borrowings as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
	USD	USD
Fixed rate borrowings:
Finance lease liabilities, current	66,150	67,372
Finance lease liabilities, non-current	48,345	114,495
Bank and other borrowings, current	1,053,317	-

Floating rate borrowings:
Bank and other borrowings, current	3,708,117	3,818,453
Bank and other borrowings, non-current	2,865,484	3,033,780

Schedule of Estimated Useful Lives

Property and Equipment is stated at cost, net of accumulated depreciation and impairment charge. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Equipment	3.33 years
Motor vehicle	3.33 years
Property	23.33 years